Tax Note - Schedule of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 106,216	$ 166,393
Intangible asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 2,474	3,538
Expiry Date Range	NA
Share issue costs and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 4,751	5,103
Expiry Date Range	2042 - 2048
Loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 44,652	76,742
Expiry Date Range	2025 - Indefinite
Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 8,898	11,298
Expiry Date Range	NA
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits not included in deferred tax assets/liabilities	$ 45,441	$ 69,712
Expiry Date Range	NA